2600 One Commerce Square
Philadelphia, PA  19103-7098
 T:  (215) 564-8011
  F:  (215) 564-812

March 10, 2010

Via EDGAR Transmission

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subject:                      Delaware REIT Fund, a series of Delaware Pooled Trust
File No. 811-06322 – Preliminary Proxy Solicitation Materials

Ladies and Gentlemen:

Submitted herewith for filing on behalf of Delaware REIT Fund (the “Fund”), a series of Delaware Pooled Trust, pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, are a cover page, a notice of meeting of shareholders, a preliminary proxy statement, and a form of proxy card to be used in connection with a special meeting of the Fund’s shareholders to approve the Fund’s investment management agreement after a change of control of the Fund’s investment adviser.

The meeting of shareholders is scheduled to be held on May 21, 2010.  Definitive proxy solicitation materials are expected to be transmitted to shareholders on or about March 25, 2010.

Please direct any questions or comments regarding this filing to the undersigned at (215) 564-8128 or, in my absence, to Michael D. Mabry at (215) 564-8011.

                                                                                                                                                    Sincerely yours,

                                                                                                                                                    /s/ Samuel K. Goldstein
                                                                                                                                                    Samuel K. Goldstein